Related party transactions - Summary of Compensation Paid or Payable to Key Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 8,557	$ 6,364
Employee benefit plan	377	337
Share-based payments	6,626	8,468
Termination benefits	441	0
Compensation for key management personnel	$ 16,001	$ 15,169